Commitment and Contingencies - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 2,500,000	$ 1,900,000
Estimated litigation liability	$ 0	$ 0